PHOENIX MULTI-PORTFOLIO FUND
                                101 Munson Street
                         Greenfield, Massachusetts 01301



                                                                October 10, 2006

Dear Shareholder:

         The Board of Trustees of Phoenix Multi-Portfolio Fund ("Multi-Portfolio Fund") has approved the reorganization of Phoenix Tax-Exempt Bond Fund ("Tax-Exempt") into Phoenix Insight Tax-Exempt Bond Fund ("Insight Tax-Exempt"), a series of Phoenix Insight Funds Trust. Insight Tax-Exempt's investment objective and investment strategies are substantially similar to those of Tax-Exempt. The reorganization is expected to be completed on or about October 20, 2006. Once the reorganization is completed, you will become a shareholder of Insight Tax-Exempt and will receive shares of the corresponding class of Insight Tax-Exempt with an aggregate net asset value equal to the aggregate net asset value of your investment in Tax-Exempt. No sales charge will be imposed in connection with the reorganization. Phoenix Investment Counsel, Inc. or one of its affiliates will pay all costs of the reorganization.

         The Board of Trustees of Multi-Portfolio Fund believes that the reorganization offers you the opportunity to pursue your goals in a larger fund. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Tax-Exempt and its shareholders.

         You are not being asked to vote on, or take any other action in connection with, the reorganization.

         If you have any questions, please call (800) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m. Eastern time.

                                       Sincerely,

                                       /s/Daniel T. Geraci
                                       Daniel T. Geraci
                                       President

                            ACQUISITION OF ASSETS OF

                          PHOENIX TAX-EXEMPT BOND FUND
                                   a series of
                          PHOENIX MULTI-PORTFOLIO FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

                        BY AND IN EXCHANGE FOR SHARES OF

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
                                   a series of
                           PHOENIX INSIGHT FUNDS TRUST
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

                        PROSPECTUS/INFORMATION STATEMENT

                             DATED OCTOBER 10, 2006

     This Prospectus/Information Statement is being furnished in connection with the reorganization of Phoenix Tax-Exempt Bond Fund ("Tax-Exempt"), a series of Phoenix Multi-Portfolio Fund ("Multi-Portfolio Fund"), into the Phoenix Insight Tax-Exempt Bond Fund ("Insight Tax-Exempt"), a series of Phoenix Insight Funds Trust ("Insight Trust"). This Prospectus/Information Statement is being mailed on or about October 20, 2006.

         THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

                                     GENERAL

     The Board of Trustees of Multi-Portfolio Fund has approved the reorganization of Tax-Exempt into Insight Tax-Exempt. Tax-Exempt and Insight Tax-Exempt are sometimes referred to respectively in this Prospectus/Information Statement individually as a "Fund" and collectively as the "Funds".

     Prior to the reorganization, all Class B shares of Tax-Exempt will be converted to Class A shares of Tax-Exempt. In the reorganization, all of the assets of Tax-Exempt will be acquired by Insight Tax-Exempt in exchange for Class A shares of Insight Tax-Exempt and the assumption by Insight Tax-Exempt of the liabilities of Tax-Exempt (the "Reorganization"). Class A shares of Insight Tax-Exempt will be distributed to each shareholder in liquidation of Tax-Exempt, and Tax-Exempt will be terminated as a series of Multi-Portfolio Fund. You will then hold that number of full and fractional shares of Insight Tax-Exempt which have an aggregate net asset value equal to the aggregate net asset value of your shares of Tax-Exempt.

     Tax-Exempt is a separate diversified series of Multi-Portfolio Fund, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Insight Tax-Exempt is a separate diversified series of Insight Trust, a Massachusetts business trust, which is also an open-end management investment company registered under the 1940 Act. Prior to May 18, 2006 Insight Trust was named Harris Insight Trust. The investment objective of Tax-Exempt is substantially similar to that of Insight Tax-Exempt, as follows:

---------------------------------------------------- ------------------------------------------------
                   FUND                                            INVESTMENT OBJECTIVE
                   ----                                            --------------------
---------------------------------------------------- ------------------------------------------------
Tax-Exempt                                           High level of current income exempt from federal
                                                     income taxation consistent with the preservation
                                                     of capital.
---------------------------------------------------- ------------------------------------------------
Insight                                              Tax-Exempt High level of current income exempt
                                                     from federal income taxation.
---------------------------------------------------- ------------------------------------------------

     The investment objective of Tax-Exempt is fundamental, meaning that it may not be changed without the vote of a majority of Tax-Exempt's outstanding voting securities. The investment objective of Insight Tax-Exempt is non-fundamental, which means that it may be changed by vote of the Trustees without shareholder approval.

     The investment strategies for Tax-Exempt are substantially similar to those for Insight Tax-Exempt.

     This Prospectus/Information Statement explains concisely the information about Insight Tax-Exempt that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

---------------------------------------------------- ------------------------------------------------
INFORMATION ABOUT TAX-EXEMPT:                        HOW TO OBTAIN THIS INFORMATION:
-----------------------------                        -------------------------------
---------------------------------------------------- ------------------------------------------------
Prospectus of Multi-Portfolio Fund relating to       Copies are available upon request and
Tax-Exempt, dated March 31, 2006, as supplemented    without charge if you:

                                                     o  Visit www.PhoenixFunds.com or
Statement of Additional Information of Multi-           PhoenixInvestments.com on the Internet;
Portfolio Fund relating to Tax-Exempt, dated
March 31, 2006
---------------------------------------------------- ------------------------------------------------

---------------------------------------------------- ------------------------------------------------
Annual Report of Multi-Portfolio Fund relating to    o  Write to Phoenix Equity Planning Corporation,
Tax-Exempt for the year ended November 30, 2005         One American Row, P.O. Box 150480,
                                                        Hartford, CT 06115-0480; or

Semi-Annual Report of Multi-Portfolio                o  Call (800) 243-1574 toll-free.
Fund relating to Tax-Exempt for the six
months ended May 31, 2006
---------------------------------------------------- ------------------------------------------------
INFORMATION ABOUT INSIGHT TAX-EXEMPT:                HOW TO OBTAIN THIS INFORMATION:
-------------------------------------                -------------------------------
---------------------------------------------------- ------------------------------------------------
Prospectus of Insight Trust relating to Insight      Copies are available upon request and without
Tax-Exempt, dated June 26, 2006, as supplemented,    charge if you:
which accompanies this Prospectus/Information
Statement                                            o  Visit www.PhoenixFunds.com or
                                                        PhoenixInvestments.com on the Internet;
Statement of Additional Information of Insight
Trust relating to Insight Tax-Exempt, dated June     o  Write to Phoenix Equity Planning Corporation,
26, 2006, as supplemented                               One American Row, P.O. Box 150480,
                                                        Hartford, CT 06115-0480; or
Annual Report of Insight Trust relating to Insight
Tax-Exempt for the year ended December 31, 2005      o  Call (800) 243-1574 toll-free.

Semi-Annual Report of Insight Trust relating to
Insight Tax-Exempt for the six months ended
June 30, 2006
---------------------------------------------------- ------------------------------------------------
INFORMATION ABOUT THE REORGANIZATION:                HOW TO OBTAIN THIS INFORMATION:
-------------------------------------                -------------------------------
---------------------------------------------------- ------------------------------------------------
Statement of Additional Information dated October    o  Copies are available upon request and without
10, 2006, which relates to this Prospectus/             charge if you:
Information Statement and the Reorganization
                                                     o  Write to Phoenix Equity Planning Corporation,
                                                        One American Row, P.O. Box 150480,
                                                        Hartford, CT 06115-0480; or

                                                     o  Call (800) 243-1574 toll-free.
---------------------------------------------------- ------------------------------------------------

     You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

     Information relating to Tax-Exempt contained in the Prospectus of Multi-Portfolio Fund dated March 31, 2006 (SEC File No. 811-05436) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) Information relating to Insight Tax-Exempt contained in the Prospectus of Insight Trust dated June 26, 2006 (SEC File No. 811-07447) also is incorporated by reference in this document. The Statement of Additional Information dated October 10, 2006 relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of Multi-Portfolio Fund relating to Tax-Exempt for the year ended November 30,

2005 and the six months ended May 31, 2006, financial statements of Insight Trust relating to Insight Tax-Exempt for the year ended December 31, 2005 and the six months ended June 30, 2006, and pro forma financial statements of Insight Trust relating to Insight Tax-Exempt for the twelve month period ended June 30, 2006, is incorporated by reference in its entirety in this document.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

     AN INVESTMENT IN INSIGHT TAX-EXEMPT:

o    is not a deposit of, or guaranteed by, any bank

o is not insured by the FDIC, the Federal Reserve Board or any other government agency

o    is not endorsed by any bank or government agency

o involves investment risk, including possible loss of the purchase payment of your original investment

                               Table of Contents                            Page
                               -----------------                            ----
SUMMARY........................................................................6
  Why is the Reorganization occurring?.........................................6
  What are the key features of the Reorganization?.............................6
  After the Reorganization, what shares of Insight Tax-Exempt will I own?......7
  How will the Reorganization affect me?.......................................7
  Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?.............................................8
  How do the Funds' investment objectives, principal investment strategies and risks compare?.........................................................8
  How do the Funds' fees and expenses compare?................................10
  How do the Funds' performance records compare?..............................14
  Who will be the Adviser and Subadviser of my Fund after the Reorganization?
  What will the advisory and subadvisory fees be after the Reorganization?....17
  What will be the primary federal tax consequences of the Reorganization?....19
RISKS.........................................................................19
  Are the risk factors for the Funds substantially similar?...................19
  What are the primary risks of investing in each Fund?.......................19
INFORMATION ABOUT THE REORGANIZATION..........................................21
  Reasons for the Reorganization..............................................21
  Agreement and Plan of Reorganization........................................22
  Federal Income Tax Consequences.............................................24
  Pro Forma Capitalization....................................................25
  Distribution of Shares......................................................26
  Purchase and Redemption Procedures..........................................26
  Exchange Privileges.........................................................26
  Dividend Policy.............................................................27
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS...............................27
  Form of Organization........................................................27
  Capitalization..............................................................27
  Shareholder Liability.......................................................28
  Shareholder Meetings and Voting Rights......................................28
  Liquidation.................................................................30
  Liability and Indemnification of Trustees...................................30
  Shareholder Information.....................................................31
  Control Persons and Principal Holders of Securities.........................31
FINANCIAL STATEMENTS AND EXPERTS..............................................33
LEGAL MATTERS.................................................................33
ADDITIONAL INFORMATION........................................................33
Exhibit A--Form of Agreement and Plan of Reorganization......................A-1

                                     SUMMARY

      THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT
     TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE
               PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBITS.

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the "Plan"), which is attached to this Prospectus/Information Statement as Exhibit A.

WHY IS THE REORGANIZATION OCCURRING?

     The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and similar investment strategies within the Phoenix Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. Both Funds are managed and constructed in a similar style and composition. The proposed Reorganization will allow shareholders of Tax-Exempt to own a fund that is substantially similar in style, but with a lower fee structure, before contractual expense waivers, and a greater amount of assets. Insight Tax-Exempt has a substantially similar investment objective and substantially similar investment strategies as Tax-Exempt, while it has outperformed Tax-Exempt in each of calendar years 2002 through 2005. In addition, the total fund operating expenses of Class A shares of Insight Tax-Exempt, assuming the Reorganization is consummated, are expected to be equal to or less than those of Tax-Exempt Class A shares. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Insight Tax-Exempt.

WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

     The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

o the transfer in-kind of all of the assets of Tax-Exempt to Insight Tax-Exempt in exchange for Class A shares of Insight Tax-Exempt;

o the assumption by Insight Tax-Exempt of all of the liabilities of Tax-Exempt;

o the liquidation of Tax-Exempt by distribution of Class A shares of Insight Tax-Exempt to Tax-Exempt's shareholders; and

o the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.


     The Reorganization is expected to be completed on or about October 20, 2006.

AFTER THE REORGANIZATION, WHAT SHARES OF INSIGHT TAX-EXEMPT WILL I OWN?

     Prior to the Reorganization, all Class B shares of Tax-Exempt will be converted to Class A shares of Tax-Exempt. After the Reorganization, if you own Class A shares of Tax-Exempt, you will own Class A shares of Insight Tax-Exempt.

     The new shares you receive will have the same total value as your shares of Tax-Exempt, as of the close of business on the day immediately prior to the Reorganization.

HOW WILL THE REORGANIZATION AFFECT ME?

     It is anticipated that the Reorganization will benefit you as follows:

o COST SAVINGS: The total operating expenses of Insight Tax-Exempt, after expense waivers, are equal to the total operating expenses of Tax-Exempt. As of November 30, 2005, Tax-Exempt's total operating expense ratios, after contractual expense waivers, for Class A shares were 0.85% of average daily net assets. As of December 31, 2005, Insight Tax-Exempt's total operating expense ratios, after contractual expense waivers, were 0.85% for Class A shares of average daily net assets. While both Funds have expense limitations in place with their investment advisers, Insight Tax-Exempt's total operating expense ratio without waivers increases to 0.95% for Class A shares, while Tax-Exempt's total operating expense ratio without waivers increases to 1.20% for Class A shares. Unless renewed, the contractual expense waiver for Insight Tax-Exempt will expire on December 31, 2007, while the contractual expense waiver for Tax-Exempt will expire on March 31, 2007.

o OPERATING EFFICIENCIES: Upon the Reorganization of Tax-Exempt into Insight Tax-Exempt, operating efficiencies may be achieved by Insight Tax-Exempt because it will have a greater level of assets. As of June 30, 2006, Tax-Exempt's net assets were approximately $47.1 million and Insight Tax-Exempt's net assets were approximately $106.1 million.

     After the Reorganization the value of your shares will depend on the performance of Insight Tax-Exempt rather than that of Tax-Exempt. The Trustees of each of Multi-Portfolio Fund and Insight Trust believe that the Reorganization will benefit both Tax-Exempt and Insight Tax-Exempt. All of the costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, will be paid by Phoenix Investment Counsel, Inc. or one of its affiliates.

     Like Tax-Exempt, Insight Tax-Exempt will declare and pay dividends monthly from net investment income and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A shares of Insight Tax-Exempt or distributed in cash, if you have so elected.

     The Trustees of Multi-Portfolio Fund, including the Trustees who are not "interested persons" as such term is defined in the 1940 Act (the "Disinterested Trustees"), have concluded that the Reorganization would be in the best interest of the shareholders of Tax-Exempt, and that their interests will not be diluted as a result of the Reorganization.

     The Trustees of Insight Trust, including the Trustees who are not "interested persons" as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interest of the shareholders of Insight Tax-Exempt, and that their interests will not be diluted as a result of the Reorganization.

WILL I BE ABLE TO PURCHASE, EXCHANGE AND REDEEM SHARES AND RECEIVE DISTRIBUTIONS IN THE SAME WAY?

     The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A shares of Insight Tax-Exempt in the same manner as you did for your shares of Tax-Exempt before the Reorganization. For more information, see "Purchase and Redemption Procedures", "Exchange Privileges" and "Dividend Policy" below.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

     The investment objective and investment strategies of Tax-Exempt are substantially similar to those of Insight Tax-Exempt. Tax-Exempt's investment objective is fundamental, and generally may not be changed without shareholder approval. However, the investment objective of Insight Tax-Exempt is non-fundamental, which means that it may be changed by vote of the Trustees without shareholder approval. No shareholder approval is required for the Reorganization where, as here, the investment objective of a merging fund (Tax-Exempt) is not materially different from the investment objective of a surviving fund (Insight Tax-Exempt).

     The following tables summarize a comparison of Tax-Exempt and Insight Tax-Exempt with respect to their investment objectives and principal investment strategies, as set forth in the respective Prospectuses and Statements of Additional Information relating to the Funds.

------------------ -------------------------------------------------------------
                   TAX-EXEMPT
------------------ -------------------------------------------------------------
Investment         High level of current income exempt from federal income
Objective          taxation consistent with the preservation of capital.
------------------ -------------------------------------------------------------
Principal          Under normal circumstances, invests at least 80% of its
Investment         assets in municipal bonds, the income of which is fully
Strategies         exempt from federation income taxation.

                   May concentrate its assets in a particular segment of the municipal securities market.

                   Invests in securities within the four highest rating categories at the time of investment, or if unrated, in securities of comparable quality, as determined by the adviser.

                   Attempts to maintain the duration of its benchmark (the Lehman Brothers Municipal Bond Index). As of June 30, 2006, the duration of the benchmark was 6.7 years, versus 6.31 years for the Fund.

                   Attempts to maintain a maturity composition similar to that of its benchmark. As of June 30, 2006, the average maturity of the benchmark was 13.0 years, versus 7.63 years for the Fund.
------------------ -------------------------------------------------------------

------------------ -------------------------------------------------------------
                   INSIGHT TAX-EXEMPT
------------------ -------------------------------------------------------------
Investment         High level of current income that is exempt from federal
Objective          income  tax.

------------------ -------------------------------------------------------------
Principal          Under normal circumstances, invests at least 80% of its
Investment         assets in tax-exempt bonds, generally municipal securities
Strategies         with varying maturities.

                   May also invest in securities that generate income that is not exempt from federal or state income tax and is subject to the federal alternative minimum tax.

                   Normally invests only in investment grade securities.

                   May invest in securities with credit enhancement (such as bank letters of credit) and may buy and sell options and interest rate futures.

                   As of June 30, 2006, the duration of the Fund was 5.25 years.

                   Normally invests in securities that mature in ten years or more. As of June 30, 2006, the average maturity of the Fund was 11.00 years.
------------------ -------------------------------------------------------------

     The principal risks of investing in Insight Tax-Exempt are substantially similar to those of investing in Tax-Exempt. They include:

o Interest rate risk - the value of investments in debt securities may decline when prevailing interest rates rise or increase when interest rates go down; due to the increasing difficulty of predicting changes in interest rates over longer periods of time, fixed income securities with longer maturities are more volatile than those with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

o Credit risk - the value of investments in debt securities may be adversely affected if an issuer fails to pay principal and interest on the obligation on a timely basis.

o Municipal securities risk - certain municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. In these instances investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds.

     Tax-Exempt and Insight Tax-Exempt may employ temporary defensive investment strategies when, in the belief of the adviser or the subadviser, as the case may be, adverse market conditions warrant doing so. These strategies, which would be employed only in seeking to avoid losses, may be inconsistent with the Funds' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities.

     For a detailed discussion of the Funds' risks, see the section entitled "Risks" below.

     The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

     Although Tax-Exempt and Insight Tax-Exempt have substantially similar investment strategies, some of the securities held by Tax-Exempt may be sold in order to comply with the policies and investment practices of Insight Tax-Exempt in connection with the Reorganization. If such sales occur following the Reorganization, the transaction costs will be borne by Insight Tax-Exempt and ultimately by the Fund's shareholders.


HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

     At present, Tax-Exempt offers two classes of shares: Class A and Class B shares, while Insight Tax-Exempt offers three classes of shares: Class A and Class C shares and Institutional shares. Prior to the Reorganization, all Class B shares of Tax-Exempt will be converted to Class A shares of Tax-Exempt. Institutional shares and Class C shares are not involved in the Reorganization. You will not pay any initial or deferred sales charge in connection with the Reorganization.

     The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A and Class B shares of the Funds. The tables entitled "Insight Tax-Exempt (Pro Forma)" show you what fees and expenses are estimated to be assuming the Reorganization takes place.

     The amounts for the Class A and Class B shares of Tax-Exempt set forth in the following tables and in the examples are based on the expenses for Tax-Exempt for the twelve month period ended November 30, 2005. The amounts for the Class A shares of Insight Tax-Exempt set forth in the following tables are estimated for the twelve month period ended December 31, 2006. The amounts for Class A shares of Insight Tax-Exempt (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Insight Tax-Exempt would have been for the twelve month period ended June 30, 2006, assuming the Reorganization had taken place on July 1, 2005.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                   TAX-EXEMPT                 INSIGHT TAX-EXEMPT
                                                   ----------                 ------------------
----------------------------------------- ------------- --------------- -------------------------------
                                            Class A        Class B                 Class A
----------------------------------------- ------------- --------------- -------------------------------
Maximum Sales Charge (Load) Imposed on       4.75%           None                   4.75%
Purchases (as a percentage of offering
price)
----------------------------------------- ------------- --------------- -------------------------------
Maximum Deferred Sales Charge (Load)         None(1)         5%(2)                  None(1)
(as a percentage of the lesser of the
value redeemed or the amount invested)
----------------------------------------- ------------- --------------- -------------------------------
Maximum Sales Charge (Load) Imposed on       None            None                   None
Reinvested Dividends
----------------------------------------- ------------- --------------- -------------------------------
Redemption Fee                               None            None                   None
----------------------------------------- ------------- --------------- -------------------------------
Exchange Fee                                 None            None                   None
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------
                                              INSIGHT TAX-EXEMPT
                                                 (PRO FORMA)
------------------------------------- ------------------------------------
                                                    Class A
------------------------------------- ------------------------------------
Maximum Sales Charge                                 4.75%
(Load) Imposed on
Purchases (as a percentage
of offering price)
------------------------------------- ------------------------------------
Maximum Deferred Sales                                None(1)
Charge (Load) (as a percentage of
the lesser of the value redeemed or
the amount invested)
------------------------------------- ------------------------------------
Maximum Sales Charge (Load) Imposed                   None
on Reinvested Dividends
------------------------------------- ------------------------------------
Redemption Fee                                        None
------------------------------------- ------------------------------------
Exchange Fee                                          None
--------------------------------------------------------------------------

         Fees and Expenses (as a percentage of average daily net assets)
         ---------------------------------------------------------------

-------------------------------------------------------------------------
                                                  TAX-EXEMPT
                                                  ----------
---------------------------------------- --------------------------------

                                             Class A         Class B
                                             -------         -------
---------------------------------------- ---------------- ---------------
Management Fees                               0.45%           0.45%
---------------------------------------- ---------------- ---------------
Distribution and Shareholder Servicing        0.25%           1.00%
(12b-1) Fees (3)
---------------------------------------- ---------------- ---------------
Other Expenses                                0.50%           0.50%
---------------------------------------- ---------------- ---------------
Total Annual Fund Operating Expenses          1.20%           1.95%
Before Expense Waiver
---------------------------------------- ---------------- ---------------
Expense Waiver (4)                           (0.35)%         (0.35)%
---------------------------------------- ---------------- ---------------
Total Annual Fund Operating Expenses          0.85%           1.60%
After Expense Waiver
-------------------------------------------------------------------------


-----------------------------------------------------------------------
                                            INSIGHT TAX-EXEMPT
                                            ------------------
------------------------------------ ----------------------------------
                                                  Class A
                                                  -------
------------------------------------ ----------------------------------
Management Fees                                    0.45%
------------------------------------ ----------------------------------
Distribution and Shareholder                       0.25%
Servicing (12b-1) Fees (3)
------------------------------------ ----------------------------------
Other Expenses                                     0.25%
------------------------------------ ----------------------------------
Total Annual Fund Operating                        0.95%
Expenses Before Expense Waiver
------------------------------------ ----------------------------------
Expense Waiver (5)                                (0.10)%
------------------------------------ ----------------------------------
Total Annual Fund Operating                        0.85%
Expenses After Expense Waiver
-----------------------------------------------------------------------

  -------------------------------------------------------------------
                                             INSIGHT TAX-EXEMPT
                                                 (PRO FORMA)
                                                 -----------
  ------------------------------------- -----------------------------
                                                   Class A
                                                   -------
  ------------------------------------- -----------------------------
  Management Fees                                  0.45%
  ------------------------------------- -----------------------------
  Distribution and Shareholder                     0.25%
  Servicing (12b-1) Fees (3)
  ------------------------------------- -----------------------------
  Other Expenses                                   0.21%
  ------------------------------------- -----------------------------
  Total Annual Fund Operating                      0.91%
  Expenses Before Expense Waiver
  ------------------------------------- -----------------------------
  Expense Waiver (5)                              (0.06)%
  ------------------------------------- -----------------------------
  Total Annual Fund Operating                      0.85%
  Expenses After Expense Waiver
  -------------------------------------------------------------------

(1) A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

(2) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(3) Distribution and Shareholder Servicing Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the NASD.

(4) A contractual agreement with Tax-Exempt's investment adviser limits the Fund's total operating expenses (excluding interest, tax and extraordinary expenses), through March 31, 2007, so that such expenses do not exceed 0.85% for Class A shares and 1.60% for Class B shares.

(5) A contractual agreement with Insight Tax-Exempt's investment adviser limits the Fund's total operating expenses (excluding interest, tax and extraordinary expenses), through December 31, 2007, so that such expenses do not exceed 0.85% for Class A shares.

                    -------------------------------------

         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Tax-Exempt versus Insight Tax-Exempt and Insight Tax-Exempt (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that all contractual expense waivers remain in effect for the periods indicated only. The examples are for illustration only, and your actual costs may be higher or lower.

     Examples of Fund Expenses

     ---------------------------------------------------------------------------
                                          TAX-EXEMPT
                                          ----------

                      One Year       Three Years     Five Years     Ten Years
                      --------       -----------     ----------     ---------
     Class A            $558             $805          $1,071         $1,831
     Class B            $563             $778          $1,020         $2,052
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                      INSIGHT TAX-EXEMPT
                                      ------------------

                      One Year       Three Years     Five Years     Ten Years
                      --------       -----------     ----------     ---------
     Class A            $558             $749           $962          $1,573
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
                                 INSIGHT TAX-EXEMPT (PRO FORMA)
                                 ------------------------------

                      One Year       Three Years     Five Years     Ten Years
                      --------       -----------     ----------     ---------
     Class A            $558             $743           $947          $1,534
     ---------------------------------------------------------------------------


     You would pay the following expenses if you did not redeem your shares:

     ---------------------------------------------------------------------------
                                           TAX-EXEMPT
                                           ----------

                      One Year       Three Years     Five Years     Ten Years
                      --------       -----------     ----------     ---------
     Class B            $163             $578          $1,020         $2,052
     ---------------------------------------------------------------------------


HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

         The following charts show how the Class A shares of each Fund have performed in the past. Past performance, before and after taxes, is not an indication of future results.

         Year-by-Year Total Return (%)
         -----------------------------

         The charts below show the percentage gain or loss for the Class A shares of Tax-Exempt and Insight Tax-Exempt for the last ten calendar years or since inception, respectively.

         These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund's return, as applicable, has varied from year-to-year. These charts include the effects of Fund expenses. Each Fund's average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

                                TAX-EXEMPT

 [GRAPHIC OMITTED]

                    Calendar Year      Annual Return(%)
                        1996                3.05
                        1997                8.33
                        1998                3.10
                        1999               -3.65
                        2000               11.35
                        2001                3.54
                        2002                9.50
                        2003                4.24
                        2004                3.13
                        2005                1.97

                      High Quarter: 3rd 2002 5.07%
                      Low Quarter: 2nd 2004 - 2.63%

       Year-to-date performance (through June 30, 2006) is -0.32%

                           INSIGHT TAX-EXEMPT

 [GRAPHIC OMITTED]

                    Calendar Year      Annual Return(%)
                        2002               11.14
                        2003                5.55
                        2004                3.20
                        2005                2.50

                      High Quarter: 3rd 2002 6.07%
                      Low Quarter: 2nd 2004 - 2.75%

        Year-to-date performance (through June 30, 2006) is 0.11%

         The next set of tables lists the average annual total return by share class of the Funds for the past one-, five- and ten-years or since inception, as the case may be (through December 31, 2005). The after-tax returns shown are for Class A of Tax-Exempt and Insight Tax-Exempt; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and Fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities and, if applicable, a more narrowly based benchmark that reflects the market sectors in which the respective Fund invests, descriptions of which can be found following the tables. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

         Average Annual Total Return (for the periods ended 12/31/2005) (1)
         ------------------------------------------------------------------

       -----------------------------------------------------------------------
                                           1 Year       5 Years      10 Years
                                           Ended         Ended        Ended
       TAX-EXEMPT                         12/31/05     12/31/05      12/31/05
       ----------                         --------     --------      --------
       -------------------------------- ----------- ------------- --------------
       Class A Shares
       -------------------------------- ----------- ------------- --------------
           Return Before Taxes             -2.87%        3.43%        3.87%
       -------------------------------- ----------- ------------- --------------
           Return After Taxes on           -2.98%        3.29%        3.68%
           Distributions (2)
       -------------------------------- ----------- ------------- --------------
           Return After Taxes on           -0.60%        3.46%        3.82%
           Distributions and Sale
           of Fund Shares (2)(3)
       -------------------------------- ----------- ------------- --------------
       Class B Shares
       -------------------------------- ----------- ------------- --------------
           Return Before Taxes             -2.82%        3.64%        3.59%
       -------------------------------- ----------- ------------- --------------
       Lehman Brothers                      2.43%        5.87%        6.16%
           Aggregate Bond Index
       -------------------------------- ----------- ------------- --------------
       Lehman Brothers                      3.51%        5.59%        5.71%
           Municipal Bond Index
       -------------------------------------------------------------------------

       -----------------------------------------------------------------
                                              1 Year          Since
                                              Ended         Inception
       INSIGHT TAX-EXEMPT                    12/31/05       (1/30/01)
       ------------------                    --------       ---------
       ---------------------------------- ------------- ----------------
       Class A Shares
       ---------------------------------- ------------- ----------------
           Return Before Taxes               -2.37%          4.57%
       ---------------------------------- ------------- ----------------
           Return After Taxes on             -2.54%          4.47%
           Distributions (2)
       ---------------------------------- ------------- ----------------
           Return After Taxes on             -0.01%          4.54%
           Distributions and Sale of
           Fund Shares (2)(3)
       ---------------------------------- ------------- ----------------
       Lehman Brothers                        3.51%          5.50%
           Municipal Bond Index
       -----------------------------------------------------------------

         (1) The Fund's average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in the Fund's Class A shares and, if applicable, a full redemption in the Fund's Class B shares.

         (2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

         (3) If the Fund incurs a loss which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

                           --------------------------


         The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Lehman Brothers Municipal Bond Index is a market capitalization-weighted index that measures the long-term exempt bond market. Each index is calculated on a total-return basis. Each index is unmanaged and not available for direct investment, therefore its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

         For a detailed discussion of the manner of calculating total return, please see the Funds' Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

         Important information about Insight Tax-Exempt is also contained in management's discussion of Insight Tax-Exempt's performance, which appears in the most recent Annual Report of the Insight Trust relating to Insight Tax-Exempt.

WHO WILL BE THE ADVISER AND SUBADVISER OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY AND SUBADVISORY FEES BE AFTER THE REORGANIZATION?

         Management of the Funds
         -----------------------

         The overall management of Tax-Exempt and Insight Tax-Exempt is the responsibility of, and is supervised by, the Boards of Trustees of Multi-Portfolio Fund and Insight Trust, respectively.

         Adviser
         -------

         Phoenix Investment Counsel, Inc. (the "Adviser" or "PIC") is the investment adviser for each of the Funds and is responsible for managing each Fund's investment program. The Adviser selects and pays the fees of the Subadviser to manage Insight Tax-Exempt and monitors the Subadviser's management of Insight Tax-Exempt.

 Facts about the Adviser:

         -----------------------------------------------------------------------

         o The Adviser is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. and has acted as an investment adviser for over 70 years.

         o The Adviser acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients, with assets under management of approximately $29.4 billion as of June 30, 2006.

         o The Adviser is located at 56 Prospect Street, Hartford, Connecticut 06115.

         -----------------------------------------------------------------------

         Subadviser
         ----------

         Harris Investment Management, Inc. ("HIM") is the Subadviser to Insight Tax-Exempt. Pursuant to a Subadvisory Agreement with the Adviser, HIM is responsible for the day-to-day management of the Fund's portfolio.

         Facts about HIM:

         -----------------------------------------------------------------------

         o HIM is an indirect, wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

         o    HIM has been an investment adviser since 1989.

         o HIM serves as investment adviser to institutional portfolios and had approximately $17.7 billion in assets under management as of June 30, 2006.

         o HIM is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, Illinois 60603.

         -----------------------------------------------------------------------


         Portfolio Management
         --------------------

         Investment and trading decisions for Insight Tax-Exempt are made by George W. Selby, CFA, Kimberly J. Keywell, and Laura Alter.

         Mr. Selby is a Partner and Portfolio Manager with HIM. He has 23 years of municipal bond sales experience and has served as lead manager of the Fund since 1998.

         Ms. Keywell is a Principal and Portfolio Manager with HIM. She has 14 years of investment management experience and has served as a manager of the Fund since 2005.

         Ms. Alter is a Senior Partner, Head of Fixed Income and Portfolio Manager with HIM. She has 21 years of experience in the fixed-income investment area and she has been a manager of the Fund since May, 2006.

         Advisory Fees
         -------------

         For its management and supervision of the daily business affairs of Insight Tax-Exempt, the Adviser is entitled to receive a monthly fee that is accrued daily at the annual rate of 0.45% of the Fund's net assets.

         Subadvisory Fees
         ----------------

         Under the terms of a Subadvisory Agreement, HIM is paid by the Adviser for providing subadvisory services to Insight Tax-Exempt. Insight Tax-Exempt does not pay a fee to HIM. The Adviser pays HIM a subadvisory fee at the annual rate of 0.255% of the Fund's net assets.

WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION?

         Prior to or at the completion of the Reorganization, Tax-Exempt and Insight Tax-Exempt will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization contemplated by the Plan shall, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that Tax-Exempt and Insight Tax-Exempt each will be a "party to a reorganization," within the meaning of section 368(b) of the Code.

         As a result, for federal income tax purposes, no gain or loss will be recognized by Tax-Exempt or its shareholders as a result of receiving shares of Insight Tax-Exempt in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Insight Tax-Exempt that are received by the shareholders of Tax-Exempt will be the same as the holding period and aggregate tax basis of the shares of Tax-Exempt previously held by such shareholders, provided that such shares of Tax-Exempt are held as capital assets. In addition, no gain or loss will be recognized by Insight Tax-Exempt upon the receipt of the assets of Tax-Exempt in exchange for shares of Insight Tax-Exempt and the assumption by Insight Tax-Exempt of Tax-Exempt's liabilities, and the holding period and tax basis of the assets of Tax-Exempt in the hands of Insight Tax-Exempt as a result of the Reorganization will be the same as in the hands of Tax-Exempt immediately prior to the Reorganization.


                                      RISKS

ARE THE RISK FACTORS FOR THE FUNDS SUBSTANTIALLY SIMILAR?

         Yes. The risk factors are substantially similar due to the substantially similar investment objectives and investment strategies of Tax-Exempt and Insight Tax-Exempt. The risks of Insight Tax-Exempt are described in greater detail in the Fund's Prospectus.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

         An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

--------------------------------------------------------------------------------
                      Each of the Funds is subject to INTEREST RATE RISK.
-------------------- -----------------------------------------------------------
TAX-EXEMPT            Normally invests at least 80% of its assets in municipal
                      bonds.
-------------------- -----------------------------------------------------------
INSIGHT TAX-EXEMPT    Normally invests at least 80% of its assets in tax-exempt
                      bonds.
--------------------------------------------------------------------------------

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. Since your Fund invests a significant portion of its assets in debt securities and if interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Fund's fixed income investments will affect the volatility of the Fund's share price.

--------------------------------------------------------------------------------
                      Each of the Funds is subject to CREDIT RISK.
-------------------- -----------------------------------------------------------
TAX-EXEMPT            Normally invests at least 80% of its assets in municipal
                      bonds.
-------------------- -----------------------------------------------------------
INSIGHT TAX-EXEMPT    Normally invests at least 80% of its assets in tax-exempt
                      bonds.
--------------------------------------------------------------------------------

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. Since your Fund invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

--------------------------------------------------------------------------------
                      Each of the Funds is subject to MUNICIPAL SECURITIES RISK.
-------------------- -----------------------------------------------------------
TAX-EXEMPT            Normally invests at least 80% of its assets in municipal
                      bonds.
-------------------- -----------------------------------------------------------
INSIGHT               Tax-Exempt Normally invests at least 80% of its assets in
                      tax-exempt bonds, generally municipal securities.
--------------------------------------------------------------------------------

         There are certain risks associated mainly with investments in municipal bond securities. Certain municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. In addition, a Fund may make significant investments in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest in a greater variety of investments. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow them to be tax-exempt. If those requirements are not met, the interest received and distributions to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

         Other risks - Insight Tax-Exempt normally invests in securities that mature in ten years or more while Tax-Exempt normally invests in securities with a shorter maturity. The longer the term of a debt security, the more interest rate risk.


                      INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

         The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and similar investment strategies within the Phoenix Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. Both Funds are managed and constructed in a substantially similar style and composition. The proposed Reorganization will allow shareholders of Tax-Exempt to own a fund that is substantially similar in style, but with a lower fee structure, before contractual expense waivers, and a greater amount of assets. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Insight Tax-Exempt.

         At a special meeting held on July 28, 2006, all of the Trustees of Multi-Portfolio Fund on behalf of Tax-Exempt, including the Disinterested Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of shareholders of Tax-Exempt, and that the interests of existing shareholders of Tax-Exempt will not be diluted as a result of the transactions contemplated by the Reorganization.

         Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that Insight Tax-Exempt has a substantially similar investment objective and substantially similar investment strategies as Tax-Exempt, and it has outperformed Tax-Exempt in each of calendar years 2002 through 2005. In addition, on a pro forma basis after the Reorganization, total operating expenses of Insight Tax-Exempt are anticipated to be less than those of Tax-Exempt.

         The Trustees considered the relative asset size of each Fund, including the benefits of Tax-Exempt joining with a larger entity. As of June 30, 2006, Tax-Exempt's net assets were approximately $47.1 million and Insight Tax-Exempt's net assets were approximately $106.1 million.

     In addition, the Trustees considered, among other things:

o    the terms and conditions of the Reorganization;

o the fact that the Reorganization would not result in the dilution of shareholders' interests;

o the fact that the management fees of Tax-Exempt and Insight Tax-Exempt are identical, and total expenses of Insight Tax-Exempt, before contractual expense waivers, are lower than those of Tax-Exempt;

o the fact that the Adviser or one of its affiliates will bear the expenses incurred by the Funds in connection with the Reorganization;

o the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

o the fact that Insight Tax-Exempt will assume all of the liabilities of Tax-Exempt;

o the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

o alternatives available to shareholders of Tax-Exempt, including the ability to redeem their shares.


         During their consideration of the Reorganization, the Trustees of Multi-Portfolio Fund consulted with counsel to the Disinterested Trustees as appropriate.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of Multi-Portfolio Fund concluded that the proposed Reorganization would be in the best interests of Tax-Exempt and its shareholders. Consequently, they approved the Plan.

         The Trustees of Insight Trust have also approved the Plan on behalf of Insight Tax-Exempt.

AGREEMENT AND PLAN OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

         The Plan provides that all of the assets of Tax-Exempt will be acquired by Insight Tax-Exempt in exchange for Class A shares of Insight Tax-Exempt and the assumption by Insight Tax-Exempt of all of the liabilities of Tax-Exempt on or about October 20, 2006, or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Tax-Exempt will endeavor to discharge all of its known liabilities and obligations. Tax-Exempt will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

         Prior to the Closing Date, Tax-Exempt will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

         The number of full and fractional shares of Insight Tax-Exempt to be received by the shareholders of Tax-Exempt will be determined by dividing the net assets of Tax-Exempt by the net asset value of a Class A share of Insight Tax-Exempt. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the "Valuation Date"). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         Phoenix Equity Planning Corporation ("PEPCO"), the financial agent for both Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Insight Tax-Exempt, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

         Immediately after the transfer of its assets to Insight Tax-Exempt, Tax-Exempt will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Insight Tax-Exempt received by Tax-Exempt. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Tax-Exempt's shareholders on the share records of Insight Tax-Exempt or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Insight Tax-Exempt due to Tax-Exempt's shareholders. All issued and outstanding shares of Tax-Exempt will be canceled. The shares of Insight Tax-Exempt to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Tax-Exempt will be terminated as a series of Multi-Portfolio Fund.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including, accuracy of various representations and warranties and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of Tax-Exempt and Insight Tax-Exempt; (b) by either Tax-Exempt or Insight Tax-Exempt if the Reorganization has not occurred on or before December 31, 2006, unless such date is extended by mutual agreement of Tax-Exempt and Insight Tax-Exempt; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

         Irrespective of whether the Reorganization is consummated, PIC will pay the expenses incurred by Tax-Exempt and Insight Tax-Exempt in connection with the Reorganization. No portion of the expenses will be borne directly or indirectly by Tax-Exempt, Insight Tax-Exempt or their shareholders. If the Reorganization is not consummated, the Trustees of Multi-Portfolio Fund will consider other possible courses of action in the best interests of Tax-Exempt's shareholders.

FEDERAL INCOME TAX CONSEQUENCES

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, Tax-Exempt and Insight Tax-Exempt will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will, for federal income tax purposes, qualify as a tax free reorganization described in section 368(a) of the Code, and that Tax-Exempt and Insight Tax-Exempt each will be a "party to a reorganization," within the meaning of section 368(b) of the Code.

         As a result:

                 1. No gain or loss will be recognized by Insight Tax-Exempt upon the receipt of the assets of Tax-Exempt solely in exchange for the shares of Insight Tax-Exempt and the assumption by Insight Tax-Exempt of the liabilities of Tax-Exempt;

                 2. No gain or loss will be recognized by Tax-Exempt on the transfer of its assets to Insight Tax-Exempt in exchange for Insight Tax-Exempt's shares and the assumption by Insight Tax-Exempt of the liabilities of Tax-Exempt or upon the distribution of Insight Tax-Exempt's shares to Tax-Exempt's shareholders in exchange for their shares of Tax-Exempt;

                 3. No gain or loss will be recognized by Tax-Exempt's shareholders upon the exchange of their shares of Tax-Exempt for shares of Insight Tax-Exempt in liquidation of Tax-Exempt;

                 4. The aggregate tax basis of the shares of Insight Tax-Exempt received by each shareholder of Tax-Exempt pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Tax-Exempt held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Insight Tax-Exempt received by each shareholder of Tax-Exempt will include the period during which the shares of Tax-Exempt exchanged therefor were held by such shareholder (provided that the shares of Tax-Exempt are held as capital assets on the date of the Reorganization); and

                 5. The tax basis of the assets of Tax-Exempt acquired by Insight Tax-Exempt will be the same as the tax basis of such assets to Tax-Exempt immediately prior to the Reorganization, and the holding period of such assets in the hands of Insight Tax-Exempt will include the period during which the assets were held by Tax-Exempt.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, Tax-Exempt would recognize gain or loss on the transfer of its assets to Insight Tax-Exempt and each shareholder of Tax-Exempt would recognize a taxable gain or loss equal to the difference between its tax basis in its Tax-Exempt's shares and the fair market value of the shares of Insight Tax-Exempt it received.

PRO FORMA CAPITALIZATION

         The following table sets forth the capitalization of Tax-Exempt and Insight Tax-Exempt as of June 30, 2006, and the capitalization of Insight Tax-Exempt on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.995 Class A shares of Insight Tax-Exempt for each Class A share of Tax-Exempt.

              CAPITALIZATION OF TAX-EXEMPT, INSIGHT TAX-EXEMPT AND
                         INSIGHT TAX-EXEMPT (PRO FORMA)
-----------------------------------------------------------------------------------------------------------
                                                                                             INSIGHT
                                                                                            TAX-EXEMPT
                                                       INSIGHT                           PRO FORMA (AFTER
                                   TAX-EXEMPT         TAX-EXEMPT         ADJUSTMENT       REORGANIZATION)
                                   ----------         ----------         ----------       --------------
-----------------------------------------------------------------------------------------------------------
Net Assets
Class A                              $46,074,007        $28,961,263         1,016,413          $76,051,683
Class B                               $1,016,413                ---        (1,016,413)                 ---
Class C                                      ---           $100,139                               $100,139
Institutional Shares                         ---        $77,034,389                            $77,034,389
Total Net Assets                     $47,090,420       $106,095,791               ---         $153,186,211
-----------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A                                   $10.44             $10.50                                 $10.50
Class B                                   $10.51                ---                                    ---
Class C                                      ---             $10.50                                 $10.50
Institutional Shares                         ---             $10.50                                 $10.50
-----------------------------------------------------------------------------------------------------------
Shares Outstanding
Class A                                4,412,606          2,758,673         72,940(1)            7,244,219
Class B                                   96,710                ---         (96,710)                   ---
Class C                                      ---              9,537                                  9,537
Institutional Shares                         ---          7,339,019                              7,339,019
-----------------------------------------------------------------------------------------------------------
Total Shares Outstanding               4,509,316         10,107,229         (23,770)            14,592,775
-----------------------------------------------------------------------------------------------------------

       (1) Reflects change in shares outstanding due to the issuance of Class A shares of Insight Tax-Exempt in exchange for shares of Tax-Exempt based upon the net asset value of Insight Tax-Exempt, Class A shares at June 30, 2006 and the conversion of Tax-Exempt Class B shares to Class A shares.

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

DISTRIBUTION OF SHARES

         PEPCO, an affiliate of The Phoenix Companies, Inc. and the sole stockholder of the Adviser, serves as the national distributor of the Funds' shares. PEPCO distributes the Funds' shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Tax-Exempt is authorized to issue two classes of shares: Class A and Class B shares, while Insight Tax-Exempt is authorized to offer three classes of shares: Class A and Class C shares and Institutional shares. The Class B shares of Tax-Exempt will be converted to Class A, and thereafter Tax-Exempt will offer only Class A shares. Each class of shares has a separate distribution arrangement and bears its own distribution expenses, if any.

         In the proposed Reorganization, shareholders of Tax-Exempt owning Class A shares will receive Class A shares of Insight Tax-Exempt. Class A shares may pay a sales charge at the time of purchase of up to 4.75% of the offering price. Class A Shares on which a finder's fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class A shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of Insight Tax-Exempt under which the Fund may pay a service fee at an annual rate which may not exceed 0.25 % of average daily net assets attributable to the Class.

         In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A shares and the distribution arrangements applicable to that class of shares are contained in the Prospectus and Statement of Additional Information relating to Insight Tax-Exempt.

PURCHASE AND REDEMPTION PROCEDURES

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see "Your Account" and "How to Buy Shares" in each Fund's Prospectus. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any Contingent Deferred Sales Charge ("CDSC"), as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in each Fund's Prospectus. Each Fund may involuntarily redeem shareholders' accounts that have a balance below $200 as a result of redemption activity, subject to sixty-days written notice. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

EXCHANGE PRIVILEGES

         Tax-Exempt and Insight Tax-Exempt currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix Funds.

         On exchanges with corresponding classes of shares that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply. Additional information concerning the Funds' exchange privileges is contained in the Funds' Prospectuses.

DIVIDEND POLICY

         The Funds distribute net investment income monthly. Both Funds distribute net realized capital gains, if any, at least annually.

         All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds' Prospectuses for further information concerning dividends and distributions.

         Each Fund has qualified, and Insight Tax-Exempt intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

FORM OF ORGANIZATION

         Tax-Exempt is a diversified series of Multi-Portfolio Fund, an open-end management investment company registered with the SEC under the 1940 Act that was originally organized as a Massachusetts business trust in 1987 and reorganized as a Delaware statutory trust in November, 2000. Insight Tax-Exempt is a diversified series of Insight Trust, an open-end management investment company registered with the SEC under the 1940 Act that was organized as a Massachusetts business trust in December, 1995. Multi-Portfolio Fund and Insight Trust are governed by their respective Agreements and Declarations of Trust ("Declarations of Trust") and By-Laws, a Board of Trustees, and applicable Delaware, Massachusetts and federal law. Multi-Portfolio Fund and Insight Trust is each organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of Insight Trust currently consists of Insight Tax-Exempt and seventeen other mutual funds of various asset classes, while Multi-Portfolio Fund consists of Tax-Exempt and three other mutual funds.

CAPITALIZATION

         The beneficial interests in Multi-Portfolio Fund and Insight Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of each of Multi-Portfolio Fund and Insight Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

         Shares of Tax-Exempt are offered in two classes of shares (Class A and Class B shares), while shares of Insight Tax-Exempt are offered in three classes of shares (Class A and Class C shares and Institutional shares). Prior to the reorganization, all Class B shares of Tax-Exempt will be converted to Class A shares of Tax-Exempt. Institutional shares and Class C shares are not involved in the Reorganization. Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

SHAREHOLDER LIABILITY

         Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that Multi-Portfolio Fund or a shareholder of Multi-Portfolio Fund is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Multi-Portfolio Fund to liability. To guard against this risk, the Declaration of Trust of Multi-Portfolio Fund (a) provides that any written obligation of Multi-Portfolio Fund may contain a statement that such obligation may only be enforced against the assets of Multi-Portfolio Fund or the particular series in question and the obligation is not binding upon the shareholders of Multi-Portfolio Fund; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Multi-Portfolio Fund. Accordingly, the risk of a shareholder of Multi-Portfolio Fund incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) Multi-Portfolio Fund itself is unable to meet its obligations. In light of Delaware law, the nature of Multi-Portfolio Fund's business, and the nature of its assets, the risk of personal liability to a shareholder of Multi-Portfolio Fund is remote.

         Shareholders of Insight Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of Insight Trust. However, the Declaration of Trust of Insight Trust contains an express disclaimer of shareholder liability and requires notice of such disclaimer be given in each agreement entered into or executed by Insight Trust or the Trustees or officers of Insight Trust, as applicable. The Declaration of Trust also provides for shareholder indemnification out of the assets of Insight Trust.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

         Multi-Portfolio Fund and Insight Trust, on behalf of Tax-Exempt and Insight Tax-Exempt, respectively, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Multi-Portfolio Fund or Insight Trust. In addition, each of Multi-Portfolio Fund and Insight Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Multi-Portfolio Fund nor Insight Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of Multi-Portfolio Fund or Insight Trust.

         Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to Multi-Portfolio Fund 33 1/3% of the shares, and with respect to Insight Trust 30% of the shares, entitled to vote constitutes a quorum for consideration of a matter at a shareholder's meeting. With respect to each of Multi-Portfolio Fund and Insight Trust, when a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         A Trustee of Multi-Portfolio Fund may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Multi-Portfolio Fund, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal. A Trustee of Insight Trust may be removed with cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Insight Trust, or with cause by the vote of two-thirds of the number of Trustees prior to removal.

         Under the Declaration of Trust of each of Multi-Portfolio Fund and Insight Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

         The Declaration of Trust of Multi-Portfolio Fund provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) cause Multi-Portfolio Fund, or any series to merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts (or series thereof), partnerships, associations, corporations or other business entities; and (2) cause Multi-Portfolio Fund to reorganize under the laws of any state or other political subdivision of the United States.

         The Declaration of Trust of Insight Trust provides that unless otherwise required by applicable law (including the 1940 Act): (1) the affirmative vote of the holders of two-thirds of the shares of Insight Trust are required for Insight Trust, or any series of Insight Trust, to merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts (or series thereof), partnerships, associations, corporations or other business entities or cause the shares (or any portion thereof) to be exchanged under or pursuant to any state or federal statute; provided, however, that the affirmative vote of only a majority of the shareholders is required if such action is recommended by the Trustees; and (2) the affirmative vote of a majority of the shareholders is required in order for Insight Trust to reorganize under the laws of any state or other political subdivision of the United States.

         Under certain circumstances, the Trustees of each of Multi-Portfolio Fund and Insight Trust may also terminate Multi-Portfolio Fund or Insight Trust, as the case may be, a series, or a class of shares, upon written notice to the shareholders.

LIQUIDATION

         In the event of the liquidation of Multi-Portfolio Fund or Insight Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to Multi-Portfolio Fund or Insight Trust, the Fund or attributable to the class over the liabilities belonging to Multi-Portfolio Fund or Insight Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

         Under the Declaration of Trust of each of Multi-Portfolio Fund and Insight Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of each of Multi-Portfolio Fund and Insight Trust, each Trustee of Multi-Portfolio Fund or Insight Trust, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to Multi-Portfolio Fund or Insight Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, "disabling conduct") or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to Multi-Portfolio Fund or Insight Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Multi-Portfolio Fund and Insight Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay Multi-Portfolio Fund or Insight Trust, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of each of Multi-Portfolio Fund and Insight Trust and Delaware or Massachusetts and federal law, as applicable and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware or Massachusetts and federal law, as applicable law, directly for more complete information.

SHAREHOLDER INFORMATION

         As of August 15, 2006, the total number of shares of Tax-Exempt outstanding was as follows:

              ---------------------------------------------------
                                          NUMBER OF SHARES
                                          ----------------
              ------------------- -------------------------------
              CLASS A                      4,359,666.369
              CLASS B                         98,403.222
              ------------------- -------------------------------
              TOTAL                        4,458,069.591
              ---------------------------------------------------

         As of August 15, 2006, the officers and Trustees of Multi-Portfolio Fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of Tax-Exempt.

         As of August 15, 2006, the officers and Trustees of the Insight Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Insight Tax-Exempt.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of August 15, 2006, the beneficial owners or record owners of more than 5% of the shares of Tax-Exempt or Insight Tax-Exempt were as follows:

-------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT

-------------------------------------------------------------------------------------------------------------------------------
                                                         NO. OF        % OF CLASS OF SHARES OF      % OF CLASS OF SHARES OF
           NAME AND ADDRESS                CLASS         SHARES           PORTFOLIO BEFORE             PORTFOLIO AFTER
                                                                            REORGANIZATION             REORGANIZATION(1)
-------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
House Account
XXXXXXX1250                               Class B       9,186.715               9.34%                        0.13%
Attn: Peter Booth, 7th Floor
333 W 34th Street
New York, NY 10001-2402
-------------------------------------------------------------------------------------------------------------------------------
First Clearing, LLC
A/C XXXX-4975
Mel Larson & Marilyn Larson JT TEN        Class B       5,366.257               5.45%                        0.07%
13000 Las Vegas Blvd S
Las Vegas, NV 89044-9500
-------------------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole
Benefit of its Customers
Attn: Fund Administration                 Class A      290,880.692              6.67%                        3.98%
4800 Deer Lake Dr. E. 3rd Fl.
Jacksonville, FL 32246-6484
-------------------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole
Benefit of its Customers
Attn: Fund Administration                 Class B      12,329.671               12.53%                       0.17%
4800 Deer Lake Dr. E. 3rd Fl.
Jacksonville, FL 32246-6484
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                         NO. OF        % OF CLASS OF SHARES OF      % OF CLASS OF SHARES OF
           NAME AND ADDRESS                CLASS         SHARES           PORTFOLIO BEFORE             PORTFOLIO AFTER
                                                                            REORGANIZATION             REORGANIZATION(1)
-------------------------------------------------------------------------------------------------------------------------------
Martha H. Abbott
704 E Lake Drive                          Class B       5,702.298               5.79%                        0.08%
Gladewater, TX 75647-5101
-------------------------------------------------------------------------------------------------------------------------------
First Clearing, LLC
A/C XXXX2221
Candace McKey                             Class B       7,072.045               7.19%                        0.10%
7737 SE Loblolly Bay Dr.
Hobe Sound, FL  33455-3830
-------------------------------------------------------------------------------------------------------------------------------
First Clearing, LLC
A/C XXXX-7711
Jeffrey J Johnstone & Phronsie
Johnstone JT TEN                          Class B       4,955.928               5.04%                        0.07%
20419 Eyota Ln.
Apple Valley, CA 92308-6298
-------------------------------------------------------------------------------------------------------------------------------

(1) Represents percentage of Class A shares of Insight Tax-Exempt after conversion of Tax-Exempt Class B to Tax-Exempt Class A and Tax-Exempt Class
    A to Insight Tax-Exempt Class A.

--------------------------------------------------------------------------------------------------------------------------------

INSIGHT TAX-EXEMPT

-------------------------------------------------------------------------------------------------------------------------------
                                                         NO. OF        % OF CLASS OF SHARES OF      % OF CLASS OF SHARES OF
           NAME AND ADDRESS                CLASS         SHARES           PORTFOLIO BEFORE             PORTFOLIO AFTER
                                                                            REORGANIZATION              REORGANIZATION
-------------------------------------------------------------------------------------------------------------------------------
SEI Private Trust Company
C/O Harris Bank Id 940                  Institutional 5,170,424.563             70.46%                        70.46%
Attn Mutual Funds                          shares
One Freedom Valley Drive
Oaks, PA 19456
--------------------------------------------------------------------------------------------------------------------------------
SEI Private Trust Company
C/O Harris Bank Id 940                  Institutional  886,800.517              12.09%                        12.09%
Attn Mutual Funds                          shares
One Freedom Valley Drive
Oaks, PA 19456
--------------------------------------------------------------------------------------------------------------------------------
Pershing LLC
P.O. Box 2052                             Class A     751,236.989               26.42%                        10.32%
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------------------------------------------------------
Phoenix Equity Planning Corp.
Attn: Corp. Accounting                     Class C      9,564.116                100%                          100%
56 Prospect St.
Hartford, CT 06103-2818
--------------------------------------------------------------------------------------------------------------------------------

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Multi-Portfolio Fund relating to Tax-Exempt, for the year ended as of November 30, 2005, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and financial highlights of Multi-Portfolio Fund relating to Tax-Exempt, for the period indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of Insight Trust relating to Insight Tax-Exempt, for the year ended as of December 31, 2005, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Insight Tax-Exempt will be passed upon by Kevin J. Carr, Esq., Vice President and Counsel, The Phoenix Companies, Inc.


                             ADDITIONAL INFORMATION

         Multi-Portfolio Fund and Insight Trust are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

October 10, 2006

                                                                       Exhibit A



                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of August, 2006, by and between Phoenix Insight Funds Trust, a Massachusetts business trust (the "Acquiring Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Insight Tax-Exempt Bond Fund (the "Acquiring Fund"), a separate series of the Acquiring Trust, and Phoenix Multi-Portfolio Fund, a Delaware statutory trust (the "Selling Trust"), on behalf of the Phoenix Tax-Exempt Bond Fund (the "Acquired Fund"), a separate series of the Selling Trust.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     The Acquired Fund is a separate series of the Selling Trust and the Acquiring Fund is a separate series of the Acquiring Trust, each of which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

         The Board of Trustees of the Acquiring Trust, including a majority of the Trustees who are not "interested persons" of the Acquiring Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

     The Board of Trustees of the Selling Trust, including a majority of the Trustees who are not "interested persons" of the Selling Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.   TRANSACTION

     1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the "Assets").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Acquiring Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquiring Fund.

     2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Acquiring Trust's Board of Trustees which shall be described in the Acquiring Fund's then-current prospectus and statement of additional information.

     2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 Phoenix Equity Planning Corporation ("PEPCO") shall make all computations of value, in its capacity as financial agent for the Acquiring Trust.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be October 20, 2006, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Phoenix Life Insurance Company, One American Row, Hartford, CT 06115-0480 or at such other time and/or place as the parties may agree.

     3.2 The Selling Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund's Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund's portfolio securities and instruments deposited with a "securities depository", as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Selling Trust shall direct PEPCO (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 The Selling Trust, on behalf of the Acquired Fund, represents and warrants as follows:

     (a) The Acquired Fund is duly organized as a series of the Selling Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Selling Trust's Agreement and Declaration of Trust (the "Declaration of Trust") to own all of its assets and to carry on its business as it is now being conducted;

     (b) The Selling Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Selling Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Selling Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Selling Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Selling Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The unaudited financial statements of the Acquired Fund at May 31, 2006 are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since May 31, 2006, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Selling Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; and

     (o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

     (a) The Acquiring Fund is duly organized as a series of the Acquiring Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Acquiring Trust's Agreement and Declaration of Trust (the "Trust Instrument") to own all of its assets and to carry on its business as it is now being conducted;

     (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Trust's Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

     (f) Except as otherwise disclosed in writing to and accepted by the Selling Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Acquiring Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

     (g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

     (h) The unaudited financial statements of the Acquiring Fund at June 30, 2006 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

     (i) Since June 30, 2006, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

     (o) The information to be furnished by the Acquiring Trust for use in the registration statements and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE SELLING TRUST ON BEHALF OF THE ACQUIRED FUND

     5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

     5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.3 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund's shares.

     5.4 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.5 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.6 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.7 The Selling Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Selling Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and
(b) the Acquiring Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.   COVENANTS OF THE ACQUIRING TRUST ON BEHALF OF THE ACQUIRING FUND

     6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

     6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     6.4 The registration statement on Form N-14 (the "Registration Statement") which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

     6.6 The Acquiring Fund shall, through December 31, 2007, limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses), so that such expenses do not exceed 0.85% for Class A Shares.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Selling Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Selling Trust's election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     7.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

     7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Trust's election, to the performance by the Selling Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     8.1 All representations and warranties of the Selling Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     8.2 The Selling Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Selling Trust;

     8.3. The Selling Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Selling Trust, on behalf of the Acquired Fund, on or before the Closing Date;

     8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

     8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund's name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Selling Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     9.1 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     9.2 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Selling Trust and the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     9.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     9.4 The parties shall have received the opinion of McDermott Will & Emery LLP, addressed to the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for federal income tax purposes, qualify as a tax free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Acquiring Trust. Notwithstanding anything herein to the contrary, the Acquiring Trust may not waive the condition set forth in this paragraph 9.4.

10.  BROKERAGE FEES AND EXPENSES

     10.1 The Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 The expenses relating to the proposed Reorganization will be borne by Phoenix Investment Counsel, Inc. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund's prospectus, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The Selling Trust and the Acquiring Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

     11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.  TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2006, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  WAIVER

     The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except that the Acquiring Trust may not waive the condition set forth in paragraph 9.4.

14.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Selling Trust and the Acquiring Trust.

15.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts 01301,
Attn: General Counsel.

16.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     16.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund. The execution and delivery by such officers of the Acquired Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund.

     16.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund personally, but shall bind only the Acquiring Trust property of the Acquiring Fund, as provided in the Trust Instrument of the Acquiring Fund. The execution and delivery by such officers of the Acquiring Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquiring Trust property of the Acquiring Fund as provided in the Trust Instrument of the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary, all as of the date first written above.

Attest:                                      PHOENIX INSIGHT FUNDS TRUST ON
                                             BEHALF OF ITS SERIES PHOENIX
                                             INSIGHT TAX-EXEMPT BOND FUND

_______________________________              By: _______________________________
By:
Title:                                       Title:


Attest:                                      PHOENIX MULTI-PORTFOLIO FUND ON
                                             BEHALF OF ITS SERIES PHOENIX
                                             TAX-EXEMPT BOND FUND

_______________________________              By: _______________________________
By:
Title:                                       Title:




                                             Agreed and accepted as to
                                             paragraph 10.2 only:

Attest:                                      PHOENIX INVESTMENT COUNSEL, INC.


_______________________________              By: _______________________________
By:
Title:                                       Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                          PHOENIX TAX-EXEMPT BOND FUND

                                   a series of

                          PHOENIX MULTI-PORTFOLIO FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

                        By and In Exchange For Shares of

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND

                                   a series of

                           PHOENIX INSIGHT FUNDS TRUST
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 243-1574

         This Statement of Additional Information, dated October 10, 2006, relating specifically to the proposed transfer of the assets and liabilities of Phoenix Tax-Exempt Bond Fund ("Tax-Exempt"), a series of Phoenix Multi-Portfolio Fund ("Multi-Portfolio Fund") to Phoenix Insight Tax-Exempt Bond Fund ("Insight Tax-Exempt"), a series of Phoenix Insight Funds Trust ("Insight Trust"), in exchange for Class A shares of beneficial interest, no par value, of Insight Tax-Exempt (to be issued to holders of shares of Tax-Exempt), consists of the information set forth below pertaining to Tax-Exempt and Insight Tax-Exempt and the following described documents, each of which is incorporated by reference herein with the exception of the pro forma financial statements which are attached hereto:

         (1) The Statement of Additional Information of Multi-Portfolio Fund relating to Tax-Exempt, dated March 31, 2006;

         (2) The Statement of Additional Information of Insight Trust relating to Insight Tax-Exempt, dated June 26, 2006;

         (3) Annual Report of Multi-Portfolio Fund relating to Tax-Exempt for the year ended November 30, 2005;

         (4) Annual Report of Insight Trust relating to Insight Tax-Exempt for the year ended December 31, 2005;

         (5) Semi-Annual Report of Multi-Portfolio Fund relating to Tax-Exempt for the six month period ended May 31, 2006;

         (6) Semi-Annual Report of Insight Trust relating to Insight Tax-Exempt for the six month period ended June 30, 2006;

         (7)      Pro Forma Financial Statements dated as of June 30, 2006.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Tax-Exempt and Insight Tax-Exempt dated October 10, 2006. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to Multi-Portfolio Fund or Insight Trust at the telephone numbers or addresses set forth above.

Phoenix Insight Tax-Exempt Bond Fund/Phoenix Tax-Exempt Bond Fund
Pro Forma Combining Schedule of Investments
June 30, 2006 (Unaudited)


             Shares or
             Par Value                                                                                   Market Value
----------   ----------   ----------   ------------------------------------------------   ------------   -------------   -----------
                                                                                                                         Pro Forma
                                                                                                                         Phoenix
                                                                                                                         Insight
                                                                                                                         Tax-Exempt
Insight      Phoenix      Pro Forma                                                       Insight        Phoenix         Bond Fund
Tax-Exempt   Tax-Exempt   Combining                                                       Tax-Exempt     Tax-Exempt      Combining
Bond Fund    Bond Fund    Portfolios   DESCRIPTION                                        Bond Fund      Bond Fund       Portfolios
----------   ----------   ----------   ------------------------------------------------   ------------   -------------   -----------

                                       MUNICIPAL BONDS-----96.7%

                                       Alvin Independent School District 4.50% 2/15/26
                500,000      500,000     (PSF Guaranteed)                                                     474,900        474,900
                                       Armada Area Schools School Building & Site  5%
   550,000                   550,000     5/1/26 (Q-SBLF Guaranteed)                            561,368                       561,368
                                       Atlanta Development Authority Student Housing
                                         (Piedmont/Ellis LLC Project) Series A 5%
 1,375,000                 1,375,000     9/1/25 (XLCA Insured)                               1,414,586                     1,414,586
                                       Baltimore Convention Center Series A 5.25%
 2,000,000                 2,000,000     9/1/22 (XLCA Insured)                               2,124,400                     2,124,400
                                       Birdville Independent School District 6%
 2,135,000                 2,135,000     2/15/21 (PSF Guaranteed)                            2,277,789                     2,277,789
                                       Birmingham Capital Improvement Series A 5.50%
              1,000,000    1,000,000     8/1/25                                                             1,055,810      1,055,810
                                       Brevard County Health Facilities Authority 5%
                500,000      500,000     4/1/34                                                               501,110        501,110
                750,000      750,000   California State 5% 2/1/20                                             770,415        770,415
                                       California State Department of Water Resources
                                         Power Supply Series A  5.38% 5/1/22
 1,000,000                 1,000,000     Prerefunded 5/1/12 @ 101                            1,085,150                     1,085,150
                                       Camden County Municipal Utilities Authority
              3,000,000    3,000,000     Series B 0% 9/1/11 (FGIC Insured)                                  2,414,310      2,414,310
                                       Canyon Independent School District Series A 5.38%
              1,170,000    1,170,000     2/15/24 (PSF Guaranteed)                                           1,238,866      1,238,866
              2,000,000    2,000,000   Cartersville Development Authority 5.63% 5/1/09                      2,078,140      2,078,140
                                       Chandler Industrial Development Authority 4.38%
                500,000      500,000     12/1/35                                                              501,870        501,870
                                       Chatham County Hospital Authority (Memorial Health
 1,025,000                 1,025,000     Medical Center) Series A 6.13% 1/1/24               1,094,557                     1,094,557
                                       Chester County Health & Educational Authority
 1,000,000                 1,000,000     6.75% 7/1/31                                        1,077,780                     1,077,780
                                       Chicago Board of Education Certificate of
                500,000      500,000     Participation Series A 6% 1/1/20 (MBIA Insured)                      567,560        567,560
                                       Chicago Neighborhoods Alive 21  6.13% 1/1/22
 2,000,000                 2,000,000     Prerefunded 7/1/10 @ 101 (FGIC Insured)             2,179,180                     2,179,180
                                       Chicago O'Hare International Airport Series A
 1,500,000                 1,500,000     5.25% 1/1/26 (MBIA Insured)                         1,574,265                     1,574,265
   865,000                   865,000   City of Akron 6.50% 11/1/15 (b)                       1,015,605                     1,015,605
 1,000,000                 1,000,000   City of Pittsfield  5% 4/15/19 (MBIA Insured)         1,047,400                     1,047,400
                                       Cleveland Municipal School District 5.25%
 2,330,000                 2,330,000     12/1/18 (FSA Insured)                               2,472,084                     2,472,084
                                       Coldwater Community Schools 5.63% 5/1/15
                700,000      700,000     Prerefunded 5/1/11 @100 (Q-SBLF Guaranteed)                          750,953        750,953
                                       Colorado State Certificates of Participation
   500,000                   500,000     5% 11/1/30 (MBIA Insured)                             509,670                       509,670
                                       Connecticut State Health & Educational Facilities
                325,000      325,000     Authority Series C 5% 7/1/25 (Radian Insured)                        328,751        328,751
                                       Dallas Area Rapid Transit  4.90% 12/1/21
 1,000,000                 1,000,000     (FGIC Insured)                                      1,014,770                     1,014,770
                                       Delaware County Authority Series A 5% 6/1/21
                625,000      625,000     (Radian Insured)                                                     636,206        636,206
                                       Douglas County School District No. RE-1  5.75%
 1,000,000                 1,000,000     12/15/18 (FGIC Insured)                             1,111,430                     1,111,430
                                       Drew County Public Facilities Board Single Family
                                         Mortgage Series A-2 7.90% 8/1/11 (FNMA
                 37,000       37,000     Collateralized)                                                       36,922         36,922
                                       E-470 Public Highway Authority Series B  0% 9/1/29
 1,165,000                 1,165,000     (MBIA Insured)                                        342,067                       342,067
                                       Forsyth County School District  6% 2/1/14
 1,000,000                 1,000,000     Prerefunded 2/1/10 @ 102                            1,084,640                     1,084,640
                                       Forsyth County School District  6% 2/1/15
 1,000,000                 1,000,000     Prerefunded 2/1/10 @ 102                            1,084,640                     1,084,640
                                       Harnett County Certificates of Participation 5.13%
   265,000                   265,000     12/1/23 (FSA Insured)                                 277,527                       277,527
                                       Henrico County Economic Development Authority
                                         Public Facilities Lease (Regional Jail Project)
 2,405,000                 2,405,000     6.13% 11/1/17                                       2,613,826                     2,613,826
                                       Idaho Housing & Finance Association  4.25% 7/15/16
   500,000                   500,000     (MBIA Insured)                                        499,995                       499,995
                                       Idaho Housing & Finance Association  5% 7/15/21
 1,000,000                 1,000,000     (MBIA Insured)                                      1,045,730                     1,045,730
                                       Illinois Finance Authority (University of Chicago)
 1,000,000                 1,000,000     Series A 5% 7/1/26                                  1,023,790                     1,023,790
                                       Illinois Finance Authority Series A 5% 7/1/23
                500,000      500,000     (XLCA Insured)                                                       512,565        512,565
                                       Illinois Health Facilities Authority Series C 7%
                585,000      585,000     4/1/08 (FSA Insured)                                                 604,475        604,475
                                       Illinois State Toll Highway Authority  5% 1/1/21
 4,750,000                 4,750,000     (FSA Insured)                                       4,939,335                     4,939,335
                                       Jacksonville Residential Housing Facilities Board
                                         Single Family Mortgage Series A-2 7.90% 1/1/11
                 37,000       37,000     (FNMA Collateralized)                                                 37,223         37,223
                                       Jefferson County Limited Obligation School
 3,000,000                 3,000,000     Warrants Series A 5.25% 1/1/17                      3,130,020                     3,130,020
                                       Kentucky State Turnpike Authority 0% 1/1/10
              3,300,000    3,300,000     (FGIC Insured)                                                     2,850,969      2,850,969
                340,000      340,000   Killeen 4.70% 8/1/24 (MBIA Insured)                                    338,351        338,351
                                       Kountze Independent School District  5.25%
 1,000,000                 1,000,000     8/15/29 (PSF Guaranteed)                            1,047,900                     1,047,900
                                       Leander Independent School District  0% 8/15/24
 5,000,000                 5,000,000     (PSF Guaranteed)                                    1,681,750                     1,681,750
                                       Lewisville Independent School District  6%
 3,130,000                 3,130,000     8/15/17 (PSF Guaranteed)                            3,324,279                     3,324,279
                                       Lexington County One School Facilities Corp.
 1,300,000                 1,300,000     Installment Purchase 5.25% 12/1/28                  1,337,843                     1,337,843
                200,000      200,000   Long Island Power Authority Series B 5% 12/1/35                        202,642        202,642
                                       Lonoke County Residential Housing Facilities
                                         Board Single Family Mortgage Series A-2 7.90%
                 51,000       51,000     4/1/11 (FNMA Collateralized)                                          52,290         52,290
                                       Los Angeles Unified School District Election of
              1,120,000    1,120,000     1997 Series E 5.13% 1/1/27 (MBIA Insured)                          1,155,773      1,155,773
                                       Louisiana Local Government Environmental
                                         Facilities & Community Development Authority
              2,500,000    2,500,000     5.25% 12/1/18 (AMBAC Insured)                                      2,618,425      2,618,425
                                       Marysville Exempt School District  6% 12/1/29
 1,000,000                 1,000,000     Prerefunded 12/1/10 @ 101 (AMBAC Insured)           1,092,170                     1,092,170
                                       Mashantucket Western Pequot Tribe Series A 144A
                495,000      495,000     6.50% 9/1/06 (b)('c)                                                 496,965        496,965
                                       Mashantucket Western Pequot Tribe Series B 144A
              1,000,000    1,000,000     5.60% 9/1/09 ('c)                                                  1,037,480      1,037,480
                                       Massachusetts State Port Authority Series C
 1,000,000                 1,000,000     6.13% 7/1/17 Prerefunded 1/1/10 @ 101               1,078,570                     1,078,570
                                       Massachusetts State Series A  5% 3/1/23 (FSA
 3,000,000                 3,000,000     Insured)                                            3,106,350                     3,106,350
                                       Massachusetts State Series B  6% 6/1/14
 3,000,000                 3,000,000     Prerefunded 6/1/10 @ 100                            3,219,180                     3,219,180
                                       Medical University Hospital Authority Series A
   600,000                   600,000     5% 8/15/31 (MBIA Insured)                             606,348                       606,348
                                       Metropolitan Government Nashville & Davidson
                                         County Health & Educational Facilities Board
              1,500,000    1,500,000     6% 12/1/16 (AMBAC Insured)                                         1,680,645      1,680,645
                                       Metropolitan Pier & Exposition Authority 6.50%
                 30,000       30,000     6/15/07 (FGIC Insured)(b)                                             30,409         30,409
                                       Metropolitan Pier & Exposition Authority Series
              1,000,000    1,000,000     A 5.50% 6/15/27                                                    1,001,520      1,001,520
                                       Miami-Dade County Expressway Authority Toll
 1,000,000                 1,000,000     System  6% 7/1/14 (FGIC Insured)                    1,082,700                     1,082,700
                                       Michigan State Hospital Finance Authority
 3,000,000                 3,000,000     (Chelsea Community Hospital) 5.38% 5/15/19          3,000,300                     3,000,300
                                       Missouri State Health & Educational Facilities
                                         (St. Anthony's Medical Center)  6.13% 12/1/19
 2,000,000                 2,000,000     Prerefunded 12/1/10 @ 101                           2,190,120                     2,190,120
                                       Missouri State Health & Educational Facilities
                                         (St. Anthony's Medical Center)  6.25% 12/1/30
 1,000,000                 1,000,000     Prerefunded 12/1/10 @ 101                           1,100,060                     1,100,060
                                       Monongalia County Building Commission Series A
                500,000      500,000     5% 7/1/30                                                            490,410        490,410
                                       New Hampshire Health & Educational Facilities
   750,000                   750,000     (Exeter Project) 6% 10/1/24                           810,757                       810,757
                                       New Jersey Economic Development Authority (School
 1,855,000                 1,855,000     Facilities Construction) Series P 5.25% 9/1/19      1,968,322                     1,968,322


Phoenix Insight Tax-Exempt Bond Fund/Phoenix Tax-Exempt Bond Fund
Pro Forma Combining Schedule of Investments
June 30, 2006 (Unaudited)

             Shares or
             Par Value                                                                                   Market Value
----------   ----------   ----------   ------------------------------------------------   ------------   -------------   -----------
                                                                                                                         Pro Forma
                                                                                                                         Phoenix
                                                                                                                         Insight
                                                                                                                         Tax-Exempt
Insight      Phoenix      Pro Forma                                                       Insight        Phoenix         Bond Fund
Tax-Exempt   Tax-Exempt   Combining                                                       Tax-Exempt     Tax-Exempt      Combining
Bond Fund    Bond Fund    Portfolios   DESCRIPTION                                        Bond Fund      Bond Fund       Portfolios
----------   ----------   ----------   ------------------------------------------------   ------------   -------------   -----------
                                       New Jersey State Transportation Trust Fund
                500,000      500,000     Authority Series A 5.25% 12/15/22                                    533,605        533,605
                                       New Jersey Transportation Trust Fund Authority
 3,000,000                 3,000,000     Series A 5.50% 12/15/21                             3,282,090                     3,282,090
                                       New Jersey Transportation Trust Fund Authority
                                         Series C  5.50% 6/15/24 Prerefunded
                                         6/15/13 @ 100                                       4,345,280                     4,345,280
                                       North Carolina Municipal Power Agency No. 1
              1,385,000    1,385,000     Catawba Electric 6% 1/1/09 (AMBAC Insured)                         1,452,934      1,452,934
                                       Northwest Independent School District 5% 8/15/28
              1,225,000    1,225,000     (PSF Guaranteed)                                                   1,244,220      1,244,220
                                       Orleans Parish Parishwide School District
              1,000,000    1,000,000     Series B 5.50% 9/1/20 (FGIC Insured)                               1,024,190      1,024,190
                                       Pittsylvania County Industrial Development
                700,000      700,000     Authority Series A 7.45% 1/1/09                                      711,018        711,018
                                       Plain Local School District 6% 12/1/25
   180,000                   180,000     (FGIC Insured)                                        194,627                       194,627
                                       Plain Local School District 6% 12/1/25
 1,220,000                 1,220,000     Prerefunded 6/1/11 @ 100 (FGIC Insured)             1,330,434                     1,330,434
                                       Puerto Rico Convention Center Distribution
                                         Authority Hotel Occupancy Tax Series A  5%
 1,500,000                 1,500,000     7/1/27 (CIFG Insured)                               1,537,935                     1,537,935
 1,545,000                 1,545,000   Rickenbacker Port Authority Series A 5.38% 1/1/32     1,618,805                     1,618,805
                                       Riverside County Single Family Issue B 8.63%
              4,300,000    4,300,000     5/1/16 (GNMA Collateralized)(b)                                    5,751,852      5,751,852
                 15,000       15,000   San Antonio Electric & Gas 5% 2/1/12 (b)                                15,757         15,757
                                       South Gate Utility Authority 0% 10/1/19
              1,385,000    1,385,000     (FGIC Insured)                                                       742,111        742,111
                                       Springfield Municipal Purposes Loan 6.25% 10/1/19
 5,000,000                 5,000,000     Prerefunded 10/1/09 @ 101 (FSA Insured)             5,399,350                     5,399,350
                                       St. Cloud Health Care (St. Cloud Hospital
 3,530,000                 3,530,000     Obligation Group A) 6.25% 5/1/19 (FSA Insured)      3,829,697                     3,829,697
                                       State of Illinois Prerefunded 1/1/10 @ 100 6.13%
 5,000,000                 5,000,000     1/1/16 (FGIC Insured)                               5,357,650                     5,357,650
 1,010,000                 1,010,000   Steubenville Hospital 6.38% 10/1/20                   1,091,911                     1,091,911
                                       Stuttgart Public Facilities Board Single Family
                                         Mortgage Series A-2 7.90% 9/1/11 (FNMA
                 17,000       17,000     Collateralized)                                                       17,283         17,283
                                       Texas Municipal Power Agency  4.75% 9/1/14
   500,000                   500,000     (FGIC Insured)                                        504,945                       504,945
                                       Texas State Public Finance Authority 6.25% 8/1/09
              1,030,000    1,030,000     (MBIA Insured)                                                     1,061,271      1,061,271
                                       Texas State Transportation Commission Mobility
 4,500,000                 4,500,000     Fund 5% 4/1/24                                      4,639,680                     4,639,680
                                       United Independent School District 4.50% 8/15/30
              1,000,000    1,000,000     (PSF Guaranteed)                                                     946,440        946,440
                                       University of Akron General Receipts 6% 1/1/15
 2,235,000                 2,235,000     Prerefunded 1/1/10 @ 101 (FGIC Insured)             2,405,374                     2,405,374
                                       University of Akron General Receipts 6% 1/1/16
 1,110,000                 1,110,000     Prerefunded 1/1/10 @ 101 (FGIC Insured)             1,194,615                     1,194,615
                                       University of Alabama Hospital Series A 5.63%
   500,000                   500,000     9/1/16 (MBIA Insured)                                 530,090                       530,090
                                       University of Nebraska Student Fees & Facilities
 1,000,000                 1,000,000     5% 7/1/35                                           1,014,330                     1,014,330
                                       University of Texas Permanent University Fund
              1,000,000    1,000,000     Series B 5% 7/1/26                                                 1,029,170      1,029,170
                                       Upper Occoquan Sewage Authority Series A 5.15%
              2,000,000    2,000,000     7/1/20 (MBIA Insured)                                              2,151,080      2,151,080
                                       White House Utility District Robertson & Sumner
                                         Counties Water  6% 1/1/26 Prerefunded 1/1/10
 1,000,000                 1,000,000     @ 100 (FSA Insured)                                 1,067,490                     1,067,490
              1,000,000    1,000,000   Williamson County 5.25% 2/15/25 (FSA Insured)                        1,043,310      1,043,310
                                       Wilmington Parking Authority 4.38% 3/15/35
                500,000      500,000     (MBIA Insured)                                                       470,015        470,015
                750,000      750,000   Wisconsin State Clean Water Series 1 6.88% 6/1/11                      822,893        822,893
                                       Wisconsin State Health and Educational
                                       Facilities Authority Howard Young 5%
              2,000,000    2,000,000     8/15/18 (Radian Insured)                                           2,010,960      2,010,960
                                                                                           -----------    -----------    -----------
                                       TOTAL MUNICIPAL BONDS                               102,592,556     45,494,064    148,086,620
                                                                                           -----------    -----------    -----------
                                       TOTAL LONG TERM INVESTMENTS                         102,592,556     45,494,064    148,086,620

                                   -   SHORT-TERM INVESTMENTS--1.9%

                                       AIM Tax-Free Investment Co. Cash Reserve Portfolio
   642,038                   642,038     (3.65% seven day effective yield)                     642,038                       642,038
                                       Goldman Sachs Financial Square Tax-Exempt Money
                                         Market Portfolio (3.73% seven day effective
 1,133,308                 1,133,308     yield)                                              1,133,308                     1,133,308
              1,120,000    1,120,000   Alpine Securitization Corp. 5.28% 7/5/06 (d)                         1,119,343      1,119,343
                                                                                           -----------    -----------    -----------
                                       TOTAL SHORT-TERM INVESTMENTS                          1,775,346      1,119,343      2,894,689
                                   -
                                                                                           -----------    -----------    -----------
                                       TOTAL INVESTMENTS---98.6%                           104,367,902(a)  46,613,407(a) 150,981,309
                                                                                           -----------    -----------    -----------
                                       (Identified cost $100,148,500, $44,512,885 and
                                         $144,661,385)

         -                         -   Other assets and liabilities, net--1.4%               1,727,889        477,013      2,204,902
                                   -   NET ASSETS--100.0%                                  106,095,791     47,090,420    153,186,211
                                                                                           ===========    ===========    ===========


                                    (a) Federal Income Tax Information: Net unrealized
                                        appreciation of investment securities is
                                        comprised of gross appreciation of $6,853,292
                                        and gross depreciation of $512,127 for federal
                                        income tax purposes. At June 30, 2006, the
                                        aggregate cost of securities for federal income
                                        tax purposes was $144,640,144.
                                    (b) Escrowed to maturity.
                                    (c) Security exempt from registration under Rule
                                        144A of the Securities Act of 1933. These
                                        securities may be resold in transactions exempt
                                        from registration, normally to qualified
                                        institutional buyers. At June 30, 2006, these
                                        securities amounted to a value of $1,534,445 or
                                        1% of net assets.
                                    (d)  The rate shown is the discount rate.

Phoenix Insight Tax-Exempt Bond Fund/Phoenix Tax-Exempt Bond Fund
Pro Forma Combining Statement of Assets and Liabilities
June 30, 2006 (Unaudited)


                                                         ================    ===============    ===============       ==============
                                                                                                                       Pro Forma
                                                                                                                       Phoenix
                                                                                                                       Insight
                                                          Phoenix Insight     Phoenix                                  Tax-Exempt
                                                          Tax-Exempt          Tax-Exempt                               Bond Fund
                                                          Bond Fund           Bond Fund                                Combining
                                                          (unaudited)         (Unaudited)        Adjustments           Portfolios
                                                         ================    ===============    ===============       ==============
ASSETS
Investment securities at value, including
(Identified cost $100,148,500, $44,512,885 and
  $144,661,385, respectively)                               $104,367,902       $ 46,613,407                             $150,981,309

Cash                                                                                  4,012                                    4,012
Receivables
  Interest                                                     1,436,274            607,308                                2,043,582
  Investment securities sold                                     510,327                                                     510,327
  Fund shares sold                                               153,870              4,994                                  158,864
Trustee retainer                                                       -              4,307                                    4,307
Prepaid expenses                                                  23,908             12,569                                   36,477
                                                          ---------------    ---------------    ---------------       --------------
    Total assets                                             106,492,281         47,246,597                  -           153,738,878
                                                          ---------------    ---------------    ---------------       --------------
LIABILITIES
Payables
  Fund shares repurchased                                         48,288             18,857                                   67,145
  Dividend distributions                                         255,319             71,902                                  327,221
  Investment advisory fee                                         33,522              4,904                                   38,426
  Transfer agent fee                                              20,440             11,734                                   32,174
  Distribution and service fees                                   13,379             10,486                                   23,865
  Adminstration fees                                              11,799                  -                                   11,799
  Trustees' fees                                                   1,502                  -                                    1,502
  Professional fee                                                     -             24,516                                   24,516
  Financial agent fee                                                  -              6,946                                    6,946
  Other accrued expenses                                          12,241              6,832                                   19,073
                                                          ---------------    ---------------    ---------------       --------------
    Total liabilities                                            396,490            156,177                  -               552,667
                                                          ---------------    ---------------    ---------------       --------------
NET ASSETS                                                  $106,095,791       $ 47,090,420                  -          $153,186,211
                                                          ===============    ===============    ===============       ==============

Net Assets Consist of:
Beneficial Interest at Par Value                            $     10,479       $          -                             $     10,479
Capital paid in on shares of beneficial interest             100,325,042         44,883,169                              145,208,211
Undistributed net investment income (loss)                             6             49,427                                   49,433
Accumulated net realized gain (loss)                           1,540,862             57,272                                1,598,134
Net unrealized appreciation                                    4,219,402          2,100,552                  -             6,319,954
                                                          ---------------    ---------------    ---------------       --------------
Net Assets                                                  $106,095,791       $ 47,090,420      $           -          $153,186,211
                                                          ===============    ===============    ===============       ==============
CLASS A
Shares of beneficial interest outstanding, no par
  value, unlimited authorization                               2,758,673          4,412,606             72,940 (a)         7,244,219
Net assets                                                  $ 28,961,263       $ 46,074,007          1,016,413          $ 76,051,683

Net asset value per share                                   $      10.50       $      10.44                             $      10.50
Offering price per share NAV/(1- 4.75%)                     $      11.02       $      10.96                             $      11.02

CLASS B
Shares of beneficial interest outstanding, no par
 value, unlimited authorization                                                      96,710            (96,710)(a)
Net assets                                                                     $  1,016,413         (1,016,413)

Net asset value and offering price per share                                   $      10.51

CLASS C
Shares of beneficial interest outstanding, no par
value, unlimited authorization                                     9,537                                                       9,537
Net assets                                                  $    100,139       $                                        $    100,139

Net asset value and offering price per share                $      10.50       $                                        $      10.50

CLASS I
Shares of beneficial interest outstanding                      7,339,019                                                   7,339,019
Net assets                                                  $ 77,034,389       $                                        $ 77,034,389

Net asset value and offering price per share                $      10.50       $                                        $      10.50


(a) Reflects changes in shares outstanding due to the issuance of Class A shares of Insight Tax-Exempt in exchange for shares of Tax-Exempt based upon the net asset value of Insight Tax-Exempt, Class A shares at June 30, 2006 and the conversion of Tax-Exempt Class B shares to Class A shares.

                   See Notes to Pro Forma Financial Statements.

Phoenix Insight Tax-Exempt Bond Fund/Phoenix Tax-Exempt Bond Fund
Pro Forma Combining Statement of Operations
For the year ended June 30, 2006 (Unaudited)

                                                         ================    ===============    ===============       ==============
                                                                                                                       Pro Forma
                                                                                                                       Phoenix
                                                                                                                       Insight
                                                          Phoenix Insight     Phoenix                                  Tax-Exempt
                                                          Tax-Exempt          Tax-Exempt                               Bond Fund
                                                          Bond Fund           Bond Fund                                Combining
                                                          (unaudited)         (Unaudited)        Adjustments           Portfolios
                                                         ================    ===============    ===============       ==============

INVESTMENT INCOME

Interest                                                    $  5,440,515        $ 2,528,341        $                   $ 7,968,856
Dividends                                                              -                  -                                      -
Security lending                                                       -                  -                                      -
Foreign taxes withheld                                                 -                  -                                      -
                                                           --------------      -------------      -------------       --------------

      Total investment income                                  5,440,515          2,528,341                              7,968,856
                                                           --------------      -------------      -------------       --------------

EXPENSES

Investment advisory fee                                          487,014            236,483              1,601             725,098
Service fees - Class A                                            11,210            127,902             71,834             210,946
Distribution and service fees - Class B                                -             13,911            (13,911)                 -
Distribution and service fees - Class C                               11                  -                989               1,000
Distribution and service fees - Class N                           23,001                  -            (23,001)                  -
Distribution and service fees - Class I                            4,689                  -             33,660              38,349
Financial agent fee                                                    -                  -                                      -
Administration fee (Financial agent fee)                         173,731             65,313            (93,985)            145,059
Transfer agent                                                    67,029             68,135            (71,334)             63,830
Professional                                                      10,832             37,076             (9,716)             38,192
Printing                                                           3,244             10,542             (3,838)              9,948
Registration                                                      40,803             24,323            (22,475)             42,651
Trustees                                                           4,034             19,667             (9,970)             13,731
Custodian                                                          9,132             13,337             (6,732)             15,737
Miscellaneous                                                     18,044             25,895            (29,708)             14,231
                                                           --------------      -------------      -------------       --------------

      Total expenses                                             852,774            642,584           (176,586)(a)       1,318,772
      Less expenses reimbursed by investment advisor            (302,503)          (131,168)           332,251            (101,420)
      Less administrative fee waived                             (42,222)                                3,873             (38,349)
      Custodian fees paid indirectly                                   -               (337)                                  (337)
                                                           --------------      -------------      -------------       --------------

      Net expenses                                               508,049            511,079            159,538           1,178,666
                                                           --------------      -------------      -------------       --------------

NET INVESTMENT INCOME (LOSS)                                   4,932,466          2,017,262           (159,538)          6,790,190



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on securities                         1,671,446             12,291                  -           1,683,737
Net realized gain (loss) on foreign currency                           -           (298,017)                 -            (298,017)
Non-recurring payment from former administrator                  285,644                  -                  -             285,644
Net change in unrealized appreciation (depreciation)
  on investments                                              (5,971,694)        (2,563,462)                 -          (8,535,156)
Net change in unrealized appreciation (depreciation)
  on foreign currency transactions.                                                  (9,551)                 -              (9,551)
                                                                                                             -
Net gain (loss)  on investments                               (4,014,604)        (2,858,739)                 -          (6,873,343)
                                                           --------------      -------------      -------------       --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $    917,862        $  (841,477)      $   (159,538)        $   (85,153)
                                                           ==============      =============      =============       ==============


Adjustments:
(a) Pro Forma amounts have been calculated using the expenses currently in effect for the surviving fund.

                  See Notes to Pro Forma Financial Statements.

PHOENIX INSIGHT TAX-EXEMPT BOND FUND/PHOENIX TAX-EXEMPT BOND FUND
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
JUNE 30, 2006

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect to the proposed merger of the Phoenix Tax-Exempt Bond Fund ("Merging Fund") into Phoenix Insight Tax-Exempt Bond Fund ("Surviving Fund"). Under the terms of the Plan of Reorganization the proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. Under the terms of the Plan of Reorganization the merger provides for the transfer of all the assets of Phoenix Tax-Exempt Bond Fund to Phoenix Insight Tax-Exempt Bond Fund and the subsequent liquidation of Phoenix Tax-Exempt Bond. The accounting survivor in the proposed merger will be Phoenix Insight Tax-Exempt Bond Fund. This is because the Surviving Fund will invest in a style that is similar to the way in which Phoenix Insight Tax-Exempt Bond Fund is currently operated. The Adviser, Phoenix Investment Counsel, Inc., or one of it affiliates will pay all costs of the reorganization.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Phoenix Tax-Exempt Bond Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Phoenix Insight Tax-Exempt Bond Fund and Phoenix Tax-Exempt Bond are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of additional shares of Phoenix Insight Tax-Exempt Bond which would have been issued at June 30, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets, as of June 30, 2006, of Phoenix Tax-Exempt Bond of $47,090,420 and the net asset value of Phoenix Insight Tax-Exempt Bond $10.50. The Pro Forma Statement of Assets & Liabilities reflects total shares outstanding of the combined fund and the amount of shares to be issued to Phoenix Tax-Exempt Bond Fund shareholders.

3. PRO FORMA OPERATIONS

Pro Forma operating expenses are based on actual expenses of Phoenix Tax-Exempt Bond and Phoenix Insight Tax-Exempt Bond, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and financial agent fees have been calculated for the combined Funds based on the fee schedule in effect for Phoenix Insight Tax-Exempt Bond at the combined level of average net assets for the period ended June 30, 2006.

4. PORTFOLIO VALUATION

Debt securities are valued on the basis of broker quotations or valuations provided by pricing services, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the trustees. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

5. COMPLIANCE

As of June 30, 2006, all the securities held by the Merging Fund would comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Fund has elected to be taxed as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code ("IRC"). After the acquisition, the Surviving Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

6. FEDERAL INCOME TAX INFORMATION

The Funds do not have capital loss carryovers which may be used to offset future capital gains.